united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 09/30

Date of reporting period: 03/31/21

Item 1. Reports to Stockholders.

Deer Park Total Return Credit Fund
Class A Shares: DPFAX
Class C Shares: DPFCX
Class I Shares: DPFNX

Semi-Annual Report

March 31, 2021

www.deerparkfund.com

1-888-868-9501

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Deer Park Total Return Credit Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2021

The Fund’s performance figures* for the period ended March 31, 2021, compared to its benchmarks:

					Annualized	Annualized
			Annualized	Annualized	Inception** -	Inception*** -
	Six Months	One Year	Three Year	Five Year	March 31, 2021	March 31, 2021
Class A Shares	4.06%	19.99%	3.14%	5.86%	6.05%	—
Class A Shares with load	(1.90)%	13.10%	1.12%	4.61%	4.90%	—
Class C Shares	3.58%	19.06%	2.37%	—	—	3.72%
Class I Shares	4.19%	20.27%	3.40%	6.12%	6.31%	—
Bloomberg Barclays Capital U.S. Aggregate Bond Index	(2.73)%	0.71%	4.65%	3.10%	3.22%	3.71%
HFRX Fixed Income - Credit Index	5.41%	18.94%	4.98%	5.06%	3.71%	5.11%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.41%, 3.16% and 2.16%, respectively, for Class A, Class C and Class I shares per the January 28, 2021 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (888) 868-9501.

**	Commencement of operations is October 16, 2015.

***	Commencement of operations is April 6, 2017.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. Investors cannot invest directly in the index.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors cannot invest directly in the index.

The Fund’s top asset classes and industry sectors as of March 31, 2021, are as follows:

Percent of
Portfolio Composition:	Net Assets
Non-Agency Mortgage Backed Securities	94.0%
Short Term Investments	4.1%
Agency Mortgage Backed Securities	2.2%
U.S. Treasury Bond	0.6%
Liabilities in Excess of Other Assets	(0.9)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY MORTGAGE BACKED SECURITIES - 2.2%
28,265	Fannie Mae REMICS, 1M Libor + 6.05% (C)	5.941	3/25/2039	$136
4,518,758	Fannie Mae REMICS, 1M Libor + 6.15% (C)	6.041	4/25/2040	218,699
1,076,951	Fannie Mae REMICS, 1M Libor + 6.58% (C)	6.471	8/25/2041	87,846
2,097,516	Fannie Mae REMICS, 1M Libor + 6.05% (C)	5.941	8/25/2042	397,926
7,067,953	Fannie Mae REMICS, 1M Libor + 6.10% (C)	5.991	1/25/2043	1,781,143
7,090,293	Fannie Mae REMICS, 1M Libor + 6.05% (C)	5.941	3/25/2047	1,561,401
4,617,229	Fannie Mae REMICS, 1M Libor + 6.05% (C)	5.941	3/25/2047	832,037
4,230,418	Fannie Mae REMICS, 1M Libor + 6.15% (C)	6.041	9/25/2047	938,462
4,425,500	Fannie Mae REMICS, 1M Libor + 6.20% (C)	6.091	9/25/2048	735,411
1,805,222	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates 2015-R1, 144A (A)	5.938	11/25/2052	1,767,979
1,603,053	Freddie Mac REMICS, 1M Libor + 6.70% (C)	6.594	2/15/2042	224,290
4,848,408	Freddie Mac REMICS, 1M Libor + 6.10% (C)	5.994	12/15/2044	960,666
369,807	Freddie Mac REMICS, 1M Libor + 6.00% (C)	5.894	5/15/2046	68,335
2,801,872	Freddie Mac REMICS, 1M Libor + 6.10% (C)	5.994	5/15/2047	638,261
7,202,960	Freddie Mac REMICS, 1M Libor + 6.15% (C)	6.044	9/15/2047	1,501,524
3,190,737	Freddie Mac REMICS, 1M Libor + 6.20% (C)	6.094	5/15/2048	553,812
3,760,645	Government National Mortgage Association (A)(C)	1.557	3/16/2047	79,640
23,596,211	Government National Mortgage Association, 1M Libor + 3.43% (C)	3.319	9/20/2049	2,028,068
14,997,929	Government National Mortgage Association (A)(C)	0.533	2/16/2051	352,142
5,266,482	Government National Mortgage Association (A)(C)	0.536	8/16/2051	118,732
32,385,216	Government National Mortgage Association (A)(C)	0.315	11/16/2052	325,365
1,763,571	Government National Mortgage Association (A)(C)	0.573	5/16/2057	73,776
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $21,441,236)			15,245,651

	NON-AGENCY MORTGAGE BACKED SECURITIES - 94.0%
176,034	ABFC 2004-OPT1 Trust, 1M Libor + 5.25%	5.359	12/25/2032	189,656
1,150,541	ABFC 2004-OPT3 Trust, 1M Libor + 0.75%	0.859	9/25/2033	1,136,023
481,733	ABFC 2004-OPT4 Trust, 1M Libor + 2.18%	2.284	8/25/2033	475,582
625,577	ABFC 2005-HE1 Trust, 1M Libor + 0.74%	0.844	3/25/2035	593,322
562,272	Accredited Mortgage Loan Trust 2005-3, 1M Libor +0.70%	0.809	9/25/2035	437,421
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1, 1M Libor + 5.25%	5.359	11/25/2032	328,266
644,960	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 1M Libor + 5.25%	5.359	11/25/2033	689,638
165,477	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor +5.25%	5.359	7/25/2033	165,078
73,926	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor + 2.85%	2.959	7/25/2033	112,130
73,566	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 5.25%	5.359	4/25/2034	63,983
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.38%	3.484	4/25/2034	211,310
686,828	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.00%	3.109	4/25/2034	601,632
64,801	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 1.58%	1.684	4/25/2034	64,162
1,005,179	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.40%	1.504	1/25/2035	1,051,552
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 3.50%	3.609	5/25/2035	1,325,608
277,844	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 0.66%	0.769	5/25/2035	297,051
113,965	Adjustable Rate Mortgage Trust 2005-4 (A)	2.837	8/25/2035	113,139
1,238,743	Adjustable Rate Mortgage Trust 2007-1, 1M Libor + 0.15%	0.409	3/25/2037	1,300,586
209,021	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.78%	2.889	4/25/2034	203,715
372,476	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.33%	2.439	4/25/2034	366,809
1,193,603	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-3, 1M Libor + 2.85%	2.959	9/25/2034	1,245,375
766,658	AFC Home Equity Loan Trust, 1M Libor + 0.81%	0.919	6/25/2029	625,883
163,487	Alternative Loan Trust 2003-4CB (A)	6.136	4/25/2033	80,941
110,684	Alternative Loan Trust 2003-J2	6.000	10/25/2033	93,848
448,201	Alternative Loan Trust 2005-22T1, 1M Libor +5.07%	4.961	6/25/2035	66,982
33,229	Alternative Loan Trust 2005-24, Federal Reserve U.S. 12 month +1.31%	1.569	7/20/2035	7,204
90,911	Alternative Loan Trust 2005-36 (A)	3.067	5/25/2033	15,626
751,414	Alternative Loan Trust 2005-45, Federal Reserve U.S. 12 month +2.05%	2.309	10/20/2035	608,292
1,332,858	Alternative Loan Trust 2005-50CB	6.000	11/25/2035	789,540
4,319,516	Alternative Loan Trust 2005-56, 1M Libor + 1.16%	1.269	11/25/2035	3,109,747
464,244	Alternative Loan Trust 2005-56, 1M Libor + 0.32%	0.749	11/25/2035	414,601
1,941,989	Alternative Loan Trust 2005-61, 1M Libor +0.42%	0.949	12/25/2035	1,731,564
848,347	Alternative Loan Trust 2005-65CB	5.500	12/25/2035	774,328
457,014	Alternative Loan Trust 2005-65CB, 1M Libor + 0.75%	0.859	1/25/2036	321,954
593,846	Alternative Loan Trust 2006-36T2, 1M Libor + 0.90%	1.009	12/25/2036	223,092
311,749	Alternative Loan Trust 2006-HY10 (A)	3.310	5/25/2036	292,149
294,588	Alternative Loan Trust 2006-J3	4.750	12/25/2021	249,759
244,867	Alternative Loan Trust 2006- J5	6.500	9/25/2036	136,732
19,353,370	Alternative Loan Trust 2006-OA2 (A)	2.819	5/20/2046	1,639,836
1,173,640	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	1.199	6/25/2046	1,066,126

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 94.0% (continued)
2,593,846	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	1.199	6/25/2046	$2,344,739
32,245,361	Alternative Loan Trust 2006-OA10 (B)	2.652	8/25/2046	2,245,554
7,646,368	Alternative Loan Trust 2006-OA10 (B)	2.050	8/25/2046	437,383
1,395,940	Alternative Loan Trust 2006-OA11, 1M Libor + 0.21%	0.489	9/25/2046	1,352,237
1,758,307	Alternative Loan Trust 2006-OA12 (A)	0.321	9/20/2046	1,454,528
5,664,605	Alternative Loan Trust 2006-OA17, 1M Libor + 0.18%	1.605	12/20/2046	408,531
329,914	Alternative Loan Trust 2006-OA19, 1M Libor + 0.16%	0.291	2/20/2047	259,668
1,255,500	Alternative Loan Trust 2006-OC6, 1M Libor + 0.16%	0.429	7/25/2036	1,365,904
209,691	Alternative Loan Trust Resecuritization 2006-22R	6.250	5/25/2036	167,444
1,424,831	American Home Mortgage Assets Trust 2005-1, 1M Libor + 0.66%	0.769	11/25/2035	1,201,322
746,912	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.19%	0.489	5/25/2046	717,440
264,511	American Home Mortgage Assets Trust 2006-2, Federal Reserve U.S. 12 month + 0.96%	1.219	9/25/2046	263,324
989,735	American Home Mortgage Assets Trust 2006-4, 1M Libor + 0.21%	0.319	10/25/2046	674,046
3,369,584	American Home Mortgage Assets Trust 2006-6, 1M Libor + 0.19%	0.299	12/25/2046	2,896,026
218,618	American Home Mortgage Assets Trust 2007-5, 1M Libor + 0.19%	0.299	6/25/2047	203,604
83,673	American Home Mortgage Investment Trust 2004-2, 12M Libor + 1.50%	1.780	2/25/2044	85,362
3,848,917	American Home Mortgage Investment Trust 2005-4, 1M Libor + 0.76%	0.869	11/25/2045	4,101,240
617,569	American Home Mortgage Investment Trust 2006-3, 1M Libor + 0.46%	0.569	12/25/2046	532,800
5,202,756	American Home Mortgage Investment Trust 2007-2, 1M Libor + 0.27%	0.379	3/25/2037	2,628,566
675,141	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-11, 1M Libor + 4.88%	4.018	12/25/2033	651,285
606,827	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-AR2, 1M Libor + 3.05%	3.193	5/25/2033	544,888
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.76%	2.908	5/25/2034	1,339,177
1,622,090	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	2.248	11/25/2034	1,574,116
3,549,545	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2005-R11, 1M Libor + 0.77%	1.303	1/25/2036	4,273,885
160,059	Amortizing Residential Collateral Trust, 1M Libor + 0.83%	0.934	8/25/2031	169,423
235,462	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 2.03%	2.134	10/25/2031	222,697
1,171,717	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 1.20%	1.309	10/25/2031	1,124,189
146,873	Amortizing Residential Collateral Trust 2002-BC5, 1M Libor + 1.80%	1.909	7/25/2032	147,580
621,894	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W4, 1M Libor +5.25%	4.959	10/25/2033	635,726
368,903	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 1M Libor +2.78%	2.884	1/25/2034	368,363
84,621	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W8, 1M Libor + 1.05%	1.159	12/25/2033	83,993
1,738,078	Argent Securities Trust 2006-M1, 1M Libor + 0.15%	0.259	7/25/2036	1,600,221
318,798	Argent Securities Trust 2006-M2, 1M Libor + 0.15%	0.259	9/25/2036	140,884
2,000,000	Ashford Hospitality Trust 2018-ASHF, 1M Libor + 3.10%, 144A	3.206	4/15/2035	1,836,320
46,589	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 1M Libor + 3.00%	3.106	8/15/2033	47,897
517,096	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 4.13%	4.234	6/25/2034	511,232
9,154	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.55%	2.659	6/25/2034	9,326
76,769	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.10%	2.209	6/25/2034	77,094
578,030	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, 1M Libor + 3.00%	3.109	9/25/2034	544,781
1,678,845	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, 1M Libor + 2.81%	2.914	9/25/2034	1,749,181
60,124	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE8, 1M Libor + 1.05%	1.159	12/25/2034	59,306
418,538	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 2.75%, 144A	4.234	9/25/2034	398,987
303,449	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 1.90%, 144A	2.959	9/25/2034	292,169
789,545	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1 M Libor + 1.88%	1.984	2/25/2035	922,965
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1M Libor + 1.23%	1.339	2/25/2035	198,166
5,337,618	Asset Backed Securities Corp Home Equity Loan Trust Series MO 2006-HE6, 1M Libor + 0.23%	0.339	11/25/2036	5,457,897
1,359,509	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, 1M Libor + 2.03%	2.134	5/25/2035	1,356,487
3,157,162	Asset-Backed Pass Through Certificates Series 2002-3, 1M Libor + 3.23%	3.334	8/25/2032	3,172,919
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.68%	1.789	1/25/2035	2,223,515
200,000	BAMLL Trust 2011-FSHN, 144A	5.118	7/11/2033	199,334
300,000	BAMLL Trust 2011-FSHN, 144A	4.769	7/11/2033	299,777
275,844	Banc of America Alternative Loan Trust 2006-8, 1M Libor + 7.86%	6.000	11/25/2036	52,478
777,664	Banc of America Alternative Loan Trust 2006-8	6.000	11/25/2046	169,582
139,365	Banc of America Funding 2004-1 Trust	6.000	2/25/2034	142,848
25,954	Banc of America Funding 2004-C Trust (A)	3.233	12/20/2034	25,285
121,037	Banc of America Funding 2005-F Trust (A)	2.949	9/20/2035	115,905
86,991	Banc of America Funding 2005-F Trust, 1M Libor + 0.31%	0.731	9/20/2035	66,970
1,658,613	Banc of America Funding 2006-D Trust, 1M Libor + 0.56%	0.671	5/20/2036	738,727
155,023	Banc of America Mortgage 2004-K Trust (A)	3.814	12/25/2034	169,831
591,076	Banc of America Mortgage 2007-1 Trust	6.000	1/25/2037	90,830
18,729,314	BANK 2017-BNK6, 144A (A)	1.500	7/15/2060	1,285,908
200,824	Bayview Commercial Asset Trust 2003-2, 144A, 1M Libor + 3.23%	3.334	12/25/2033	202,440
116,718	Bayview Commercial Asset Trust 2004-3, 144A, 1M Libor + 2.40%	2.509	1/25/2035	117,765
131,530	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.66%	1.099	8/25/2035	123,275
131,530	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.62%	1.039	8/25/2035	124,623

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 94.0% (continued)
643,973	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.61%	1.024	8/25/2035	$613,278
495,431	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.48%	0.829	8/25/2035	473,523
1,040,524	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 1.10%	1.759	11/25/2035	954,734
56,481	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.60%	1.009	11/25/2035	53,643
467,645	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.51%	0.874	11/25/2035	443,354
50,614	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.49%	0.844	11/25/2035	48,127
734,879	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.44%	0.769	11/25/2035	699,412
205,753	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.61%	1.024	1/25/2036	195,678
401,714	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.50%	0.859	1/25/2036	383,174
14,599	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.56%	0.949	4/25/2036	13,181
15,041	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.52%	0.889	4/25/2036	13,669
30,849	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.40%	0.709	4/25/2036	28,354
29,197	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.38%	0.679	4/25/2036	27,028
1,254,133	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.42%	0.739	7/25/2036	1,187,590
58,826	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.35%	0.634	7/25/2036	55,685
1,069,004	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.33%	0.604	7/25/2036	1,014,514
201,869	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.31%	0.574	7/25/2036	192,020
1,264,504	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.29%	0.399	12/25/2036	1,161,225
1,061,894	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 1.20%	1.309	1/25/2037	1,624,843
616,045	Bayview Commercial Asset Trust 2006-SP2,144A, 1M Libor + 0.56%	0.669	1/25/2037	579,405
573,452	Bayview Commercial Asset Trust 2006-SP2,144A, 1M Libor + 0.49%	0.599	1/25/2037	539,247
1,847,700	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.47%	0.579	1/25/2037	1,743,455
440,633	Bayview Commercial Asset Trust 2007-1,144A, 1M Libor + 0.29%	0.399	3/25/2037	408,053
124,112	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.22%	0.329	3/25/2037	118,790
1,655,050	Bayview Commercial Asset Trust 2007-2, 144A, 1M Libor + 0.32%	0.429	7/25/2037	1,534,350
2,148,227	Bayview Commercial Asset Trust 2007-4, 144A, 1M Libor + 0.55%	0.659	9/25/2037	2,687,280
13,628,500	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.50% **	1.609	10/25/2037	9,741,652
1,117,005	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.00%	1.109	10/25/2037	1,116,767
8,500,000	Bayview Commercial Asset Trust 2007-6, 144A, 1M Libor + 1.50%	1.609	12/25/2037	8,313,524
4,488,380	Bayview Commercial Asset Trust 2008-1, 144A, 1M Libor + 1.50%	1.609	1/25/2038	4,410,581
4,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 1M Libor + 3.38%, 144A	3.484	4/25/2036	3,367,590
1,216,283	Bayview Financial Acquisition Trust (B)	6.096	12/28/2036	1,284,815
4,756,909	Bayview Financial Mortgage Pass-Through Certificates Series 2004-D, 1M Libor + 5.25%	5.359	8/28/2044	5,110,196
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 1M Libor + 1.35%	1.459	6/28/2044	2,271,378
590,151	BCAP LLC 2008-RR3 Trust, 144A	6.668	10/25/2036	306,632
1,797,210	BCAP LLC 2009-RR4 Trust, 144A	6.500	6/26/2037	789,481
575,412	BCAP LLC Trust 2006-AA2, 1M Libor + 0.17%	0.279	1/25/2037	581,937
296,616	BCMSC Trust 2001-A (A)	8.265	12/15/2030	93,412
1,194,690	Bear Stearns ALT-A Trust 2003-5 (A)	2.810	12/25/2033	1,149,095
410,468	Bear Stearns ALT-A Trust 2003-6 (A)	2.914	1/25/2034	216,584
721,441	Bear Stearns ALT-A Trust 2005-3 (A)	2.786	4/25/2035	677,414
267,468	Bear Stearns ALT-A Trust 2005-7 (A)	3.130	9/25/2035	151,426
2,617,467	Bear Stearns ALT-A Trust 2005-10, 1M Libor + 0.50%	0.609	1/25/2036	3,251,962
1,746,093	Bear Stearns ALT-A Trust 2006-4 (A)	3.190	8/25/2036	1,349,886
551,907	Bear Stearns ALT-A Trust 2007-2, 1M Libor + 0.17%	0.449	4/25/2037	534,193
79,603	Bear Stearns ARM Trust 2002-1 (A)	4.115	2/25/2024	79,158
180,741	Bear Stearns ARM Trust 2004-6 (A)	3.424	9/25/2034	176,725
100,308	Bear Stearns ARM Trust 2004-7 (A)	2.625	10/25/2034	102,476
549,487	Bear Stearns ARM Trust 2005-12 (A)	3.056	2/25/2036	546,231
120,793	Bear Stearns ARM Trust 2007-4 (A)	3.615	6/25/2047	120,950
48,079	Bear Stearns Asset Backed Securities I Trust 2004-AC5, 1M Libor + 0.40%	0.509	10/25/2034	41,437
697,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1, 1M Libor + 4.00%	6.109	10/25/2034	719,247
293,321	Bear Stearns Asset Backed Securities I Trust 2004-FR2, 1M Libor + 2.85%	2.959	6/25/2034	256,176
912,695	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.85%	2.959	9/25/2034	796,476
542,598	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.70%	2.809	9/25/2034	538,851
112,687	Bear Stearns Asset Backed Securities I Trust 2004-HE6, 1M Libor + 4.13%	4.234	8/25/2034	45,985
182,516	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 5.63%	5.694	8/25/2034	175,696
618,958	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.63%	2.734	9/25/2034	582,408
587,353	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.10%	2.209	9/25/2034	585,012
376,453	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.63%	2.734	11/25/2034	318,946
1,816,009	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.10%	2.209	11/25/2034	1,780,860
863,232	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 1M Libor + 2.70%	2.809	12/25/2034	855,515
213,823	Bear Stearns Asset Backed Securities Trust (B)	8.220	10/25/2029	222,592
93,917	Bear Stearns Asset Backed Securities Trust (B)	7.910	10/25/2029	99,621
51,739	Bear Stearns Asset Backed Securities Trust, 1M Libor + 5.63%	5.734	7/25/2034	52,522

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 94.0% (continued)
171,105	Bear Stearns Asset Backed Securities Trust, 1M Libor + 1.88%	1.984	7/25/2034	$173,677
200,031	Bear Stearns Asset Backed Securities Trust 2003-AC4 (B)	5.658	9/25/2033	192,805
104,605	Bear Stearns Asset Backed Securities Trust 2003-AC5, 1M Libor + 4.88%	4.984	10/25/2033	108,851
65,868	Bear Stearns Asset Backed Securities Trust 2003-AC6, 1M Libor + 2.65%	2.759	11/25/2033	54,923
73,148	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 3.38%	3.484	1/25/2034	25,993
86,246	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 2.85%	2.959	1/25/2034	78,832
112,358	Bear Stearns Asset Backed Securities Trust 2004-HE1, 1M Libor + 6.00%	6.105	2/25/2034	112,053
514,705	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 4.88%	4.984	3/25/2034	558,724
57,410	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.63%	2.734	3/25/2034	57,719
147,707	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.10%	2.209	3/25/2034	153,017
33,972	Bear Stearns Asset Backed Securities Trust 2004-SD1 (B)	5.500	12/25/2042	10,047
1,016,463	Bear Stearns Asset Backed Securities Trust 2005-SD2, 1M Libor + 3.75%	3.859	12/25/2044	1,067,566
2,987,000	Bear Stearns Asset Backed Securities Trust 2006-2, 1M Libor + 2.50%	3.859	7/25/2036	3,154,456
114,173	Bear Stearns Asset Backed Securities Trust 2007-SD2	6.000	9/25/2046	111,811
2,007,637	Bear Stearns Mortgage Funding Trust 2006-AR1, 1M Libor + 0.26%	0.369	8/25/2036	2,499,688
3,820,443	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.21%	0.319	12/25/2046	4,807,450
456,214	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.16%	0.269	12/25/2046	446,072
3,541,956	Bear Stearns Mortgage Funding Trust 2007-AR1, 1M Libor + 0.21%	0.319	1/25/2037	4,060,478
2,377,662	Bear Stearns Mortgage Funding Trust 2007-AR3, 1M Libor + 0.19%	0.299	4/25/2037	3,344,898
2,742,137	Bear Stearns Mortgage Funding Trust 2007-AR3, 1M Libor + 0.18%	0.289	3/25/2037	3,879,034
208,997	Bear Stearns Mortgage Funding Trust 2007-AR3, 1M Libor + 0.14%	0.249	3/25/2037	198,532
44,867	Bear Stearns Mortgage Funding Trust 2007-SL1, 1M Libor + 0.32%	0.429	3/25/2037	43,435
1,663,509	Bravo Mortgage Asset Trust, 1M Libor + 0.40%, 144A	0.509	7/25/2036	1,550,550
775,647	Business Loan Express Business Loan Trust 2007-A, 1M Libor + 1.10%, 144A	1.211	10/20/2040	637,238
9,239	Carrington Mortgage Loan Trust Series 2004-NC1, 1M Libor + 2.33%	2.434	5/25/2034	16,259
5,185,489	Carrington Mortgage Loan Trust Series 2005-FRE1, 1M Libor + 0.62%	1.039	12/25/2035	2,570,010
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 1M Libor + 1.17%	1.279	2/25/2035	1,200,076
1,450,697	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.16%	0.269	10/25/2036	1,406,421
589,777	Carrington Mortgage Loan Trust Series 2006-NC5, 1M Libor + 0.11%	0.219	1/25/2037	586,844
498,732	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.26%	0.369	2/25/2037	481,866
1,533,392	CBA Commercial Small Balance Commercial Mortgage, (B), 144A	6.040	1/25/2039	1,191,798
2,525,491	C-BASS 2007-CB1 TRUST (B)	5.835	1/25/2037	1,195,391
922,187	C-BASS 2007-CB1 TRUST (B)	5.721	1/25/2037	436,587
476,488	C-BASS 2007-CB1 TRUST, 1M Libor + 0.07%	0.179	1/25/2037	200,471
933,744	C-BASS Mortgage Loan Trust 2007-CB3 (B)	3.484	3/25/2037	481,283
792,273	CDC Mortgage Capital Trust 2003-HE2, 1M Libor + 2.85%	2.959	10/25/2033	789,363
65,284	CDC Mortgage Capital Trust 2003-HE3, 1M Libor + 2.63%	2.734	11/25/2033	65,689
581,470	CDC Mortgage Capital Trust 2004-HE1, 1M Libor + 1.80%	1.909	6/25/2034	615,339
649,370	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 1.80%	1.909	11/25/2034	631,181
1,303,909	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 0.92%	1.024	11/25/2034	1,332,604
341,464	Centex Home Equity Loan Trust 2001-B (B)	6.830	7/25/2032	300,684
93,818	Centex Home Equity Loan Trust 2003-A, 1M Libor + 1.73%	1.839	3/25/2033	91,230
907,633	Centex Home Equity Loan Trust 2004-B, 1M Libor + 1.58%	1.684	3/25/2034	901,394
125,352	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.00%	1.609	9/25/2034	126,835
275,774	Centex Home Equity Loan Trust 2004-D, 1M Libor + 0.69%	1.144	9/25/2034	277,184
323,228	Chase Funding Trust Series 2003-1, 1M Libor +0.66%	0.769	11/25/2032	321,520
131,031	Chase Funding Trust Series 2003-3	4.885	5/25/2032	90,030
592,829	Chase Mortgage Finance Trust Series 2005-S3	5.500	11/25/2035	558,354
32,511	Chase Mortgage Finance Trust Series 2007-A1 (A)	3.440	2/25/2037	31,253
118,016	Chase Mortgage Finance Trust Series 2007-A1 (A)	3.405	2/25/2037	121,082
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, (A), 144A	7.301	3/25/2049	1,586,423
65,147	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-2, 1M Libor + 0.32%, 144A	0.429	5/25/2035	65,718
674,713	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2007-2, 1M Libor + 0.18%, 144A	0.289	5/25/2048	582,839
448,041	CHL Mortgage Pass-Through Trust 2003-48 (A)	2.788	10/25/2033	307,781
476,736	CHL Mortgage Pass-Through Trust 2003-58 (A)	2.686	2/19/2034	461,945
41,693	CHL Mortgage Pass-Through Trust 2004-25, 1M Libor + 0.78%	0.889	2/25/2035	37,984
420,928	CHL Mortgage Pass-Through Trust 2005-2, 1M Libor + 0.68%	0.789	3/25/2035	394,772
65,974	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor	2.624	4/25/2035	54,181
34,723	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.27%	0.379	4/25/2035	33,135
524,890	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.32%	0.429	4/25/2035	325,192
364,513	CHL Mortgage Pass-Through Trust 2005-14	5.500	7/25/2035	204,790
120,891	CHL Mortgage Pass-Through Trust 2006-HYB3	3.470	5/20/2036	119,500
108,623	CHL Mortgage Pass-Through Trust 2007-HYB2	2.837	2/25/2047	104,332
296,850	CHL Mortgage Pass-Through Trust 2007-J3	6.000	7/25/2037	194,378
3,118,027	CIT Home Equity Loan Trust 2002-2 (B)	6.490	2/25/2031	3,288,709

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 94.0% (continued)
110,342	Citicorp Mortgage Securities Trust Series 2006-4	6.000	8/25/2036	$77,256
57,699	Citicorp Mortgage Securities Trust Series 2007-7 (C) +	0.000	8/25/2037	44,527
2,336,500	Citicorp Residential Mortgage Trust Series 2006-1 (B)	6.142	7/25/2036	2,360,215
4,435,603	Citicorp Residential Mortgage Trust Series 2006-1 (B)	4.956	7/25/2036	3,255,110
1,303,095	Citicorp Residential Mortgage Trust Series 2006-2 (B)	5.996	9/25/2036	459,707
4,028,400	Citicorp Residential Mortgage Trust Series 2007-2 (B)	4.972	6/25/2037	4,094,471
40,298,466	Citigroup Commercial Mortgage Trust 2015-GC27, 144A (A)	1.420	2/10/2048	1,772,270
165,502	Citigroup Global Markets Mortgage Securities VII, Inc.	7.000	12/25/2027	141,592
443,119	Citigroup Global Markets Mortgage Securities VII, Inc., 1M Libor + 1.35%	1.459	1/25/2032	450,026
52,207	Citigroup Mortgage Loan Trust 2004-HYB2 (A)	2.573	3/25/2034	53,067
268,547	Citigroup Mortgage Loan Trust 2005-3 (A)	3.042	8/25/2035	230,045
128,350	Citigroup Mortgage Loan Trust 2006-AR1, H15T1Y + 2.40%	2.520	3/25/2036	128,311
1,570,607	Citigroup Mortgage Loan Trust 2006-HE1, 1M Libor + 0.75%	0.859	1/25/2036	1,415,204
107,155	Citigroup Mortgage Loan Trust 2007-10 (A)	3.353	9/25/2037	106,085
2,199,597	Citigroup Mortgage Loan Trust 2007-AHL2, 1M Libor + 0.07%	0.179	5/25/2037	1,749,165
293,768	Citigroup Mortgage Loan Trust 2007-AHL3, 1M Libor + 0.17% 144A	0.279	5/25/2037	269,787
99,878	Citigroup Mortgage Loan Trust 2007-AMC2, 1M Libor + 0.08%	0.189	1/25/2037	83,538
73,970	Citigroup Mortgage Loan Trust 2007-AR8 (A)	3.388	7/25/2037	71,550
394,795	Citigroup Mortgage Loan Trust 2007-OPX1 (B)	6.333	1/25/2037	208,124
134,143	Citigroup Mortgage Loan Trust Inc (A)	2.261	2/25/2034	137,855
418,715	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.86%	1.204	2/25/2035	413,566
3,855,819	Citigroup Mortgage Loan Trust Inc, 1M Libor + 0.65%	1.084	10/25/2035	2,378,517
573,966	Citigroup Mortgage Loan Trust Inc., 1M Libor + 0.26%	0.369	11/25/2035	495,968
90,749	CitiMortgage Alternative Loan Trust Series 2007-A1	6.000	1/25/2037	91,104
1,735,240	CitiMortgage Alternative Loan Trust Series 2007-A4	5.750	4/25/2037	1,722,616
1,400,826	Conseco Finance Corp (A)	7.950	11/15/2026	1,221,980
251,315	Conseco Finance Corp (A)	7.540	6/15/2028	264,059
3,466,757	Conseco Finance Corp (A)	6.830	4/1/2030	3,380,767
82,100	Conseco Finance Corp (A)	6.980	9/1/2030	77,486
1,284,247	Conseco Financial Corp. 1M Libor + 5.25%	5.356	4/15/2032	1,318,960
959,425	Conseco Finance Home Equity Loan Trust 2002-B, 1M Libor +5.25%	5.356	5/15/2033	992,417
937,527	Conseco Finance Securitizations Corp. (A)	9.813	12/1/2033	33,850
3,000,000	Conseco Finance Securitizations Corp. (A)	9.546	12/1/2033	3,003,522
791,030	Conseco Finance Securitizations Corp. (A)	7.690	3/1/2031	729,040
83,105	Countrywide Asset-Backed Certificates, 1M Libor + 3.38%, 144A	3.484	3/25/2032	87,920
1,084,194	Countrywide Asset-Backed Certificates, 1M Libor + 0.90%	1.009	5/25/2032	1,065,149
558,011	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	2.359	11/25/2032	570,530
321,147	Countrywide Asset-Backed Certificates, 1M Libor + 2.55%	2.659	4/25/2033	325,319
459,056	Countrywide Asset-Backed Certificates, 1M Libor + 2.10%	2.209	8/25/2033	456,293
802,349	Countrywide Asset-Backed Certificates, 1M Libor + 1.02%	1.129	9/25/2033	806,097
240,535	Countrywide Asset-Backed Certificates, 1M Libor + 1.95%	2.059	3/25/2034	240,998
200,272	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	1.984	4/25/2034	199,994
21,925	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	2.359	7/25/2034	22,874
506,367	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	1.984	10/25/2034	476,947
1,133,380	Countrywide Asset-Backed Certificates, 1M Libor + 2.80%	4.309	12/25/2034	1,211,862
287,276	Countrywide Asset-Backed Certificates, 1M Libor + 0.50%	0.609	3/25/2036	282,542
2,629,453	Countrywide Asset-Backed Certificates, 1M Libor + 0.65%	1.084	4/25/2036	1,980,814
1,223,516	Countrywide Asset-Backed Certificates, 1M Libor + 0.41%	0.733	7/25/2036	1,207,808
473,574	Countrywide Asset-Backed Certificates, 1M Libor + 0.13%	0.369	12/25/2036	429,348
2,098,463	Countrywide Asset-Backed Certificates, 1M Libor + 0.14%	0.389	3/25/2037	2,154,509
165,219	Countrywide Asset-Backed Certificates, 1M Libor + 0.14%	0.249	5/25/2037	158,736
1,284,109	Countrywide Asset-Backed Certificates, 1M Libor + 0.16%	0.269	1/25/2046	1,278,208
1,115,060	Countrywide Asset-Backed Certificates, 1M Libor + 0.45%, 144A	1.009	3/25/2047	975,781
288,590	Credit Suisse First Boston Mortgage Securities Corp. (A)	3.156	6/25/2032	300,243
143,029	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 2.00%	2.109	10/25/2032	143,424
1,436,930	Credit Suisse First Boston Mortgage Securities Corp. (A)	6.711	2/25/2033	1,321,682
99,641	Credit Suisse First Boston Mortgage Securities Corp. (A)	2.836	3/25/2033	98,291
114,483	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 3.25%	3.359	4/25/2034	116,371
1,196,394	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 1.15%	1.259	11/25/2034	1,070,822
634,271	Credit Suisse First Boston Mortgage Securities Corp.	5.500	2/25/2035	633,301
144,334	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 2.00%	2.109	2/25/2035	147,455
928,113	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.95%	2.098	4/25/2032	917,140
573,151	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	3.148	5/25/2032	586,854
402,889	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 5.63%	5.773	10/25/2032	424,878
133,365	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.43%	1.573	1/25/2033	132,970

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 94.0% (continued)
145,075	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 4.88%	3.212	3/25/2034	$193,227
221,578	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	3.212	3/25/2034	229,884
108,178	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	3.148	3/25/2034	111,667
424,332	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.10%	1.243	1/25/2035	414,304
162,522	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.70%	2.848	7/25/2035	162,963
363,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.63%	1.093	7/25/2035	351,977
3,505,000	Credit-Based Asset Servicing & Securitization LLC, 144A (B)	6.000	9/25/2035	2,539,405
435,166	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.50%	1.648	12/25/2035	424,936
52,760	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.80%	0.943	12/25/2035	52,636
2,143,874	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.05%, 144A	1.198	7/25/2036	2,148,815
445,000	Credit-Based Asset Servicing & Securitization LLC (B)	6.114	4/25/2037	383,511
1,063,871	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.34%, 144A	0.488	7/25/2037	863,510
1,360,918	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	3.898	5/25/2050	1,287,662
678,587	CSFB Mortgage-Backed Trust Series 2004-7 (A)	5.938	11/25/2034	446,774
2,651,473	CWABS Asset-Backed Certificates Trust 2005-1 (A)	4.852	7/25/2035	2,675,074
783,000	CWABS Asset-Backed Certificates Trust 2005-4 (A)	5.236	7/25/2035	664,468
30,246	CWABS Asset-Backed Certificates Trust 2005-11 (A)	4.168	3/25/2034	30,259
2,000,000	CWABS Asset-Backed Certificates Trust 2005-11 (A)	4.168	2/25/2036	1,989,218
2,113,923	CWABS Inc Asset-Backed Certificates Trust 2004-4, 1M Libor +4.50%	4.609	8/25/2033	2,180,404
11,819	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +3.00%	3.109	4/25/2034	11,808
57,174	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +0.86%	0.964	8/25/2034	57,140
1,685,570	CWHEQ Revolving Home Equity Loan Trust Series 2005-B, 1M Libor + 0.18%, 144A	0.286	5/15/2035	1,654,492
385,692	CWHEQ Revolving Home Equity Loan Trust Series 2006-D, 1M Libor + 0.20%	0.306	5/15/2036	367,177
3,000,000	DBJPM 17-C6 Mortgage Trust, 144A (A)	3.230	6/10/2050	2,743,508
188,293	Delta Funding Home Equity Loan Trust 1999-3 (B)	8.100	1/15/2030	154,666
1,278,995	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5/DE, 1M Libor + 0.40%	0.509	8/25/2047	857,229
952,988	Deutsche Mortgage Securities Inc REMIC Trust Certificates Series 2008-RS1, 1M Libor + 0.25%, 144A	0.357	5/28/2037	305,842
347,819	DSLA Mortgage Loan Trust 2004-AR3, 1M Libor + 1.88%	1.985	7/19/2044	207,447
20,317	DSLA Mortgage Loan Trust 2004-AR3, 1M Libor + 1.65%	1.760	8/25/2035	18,883
24,459	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.66%	0.440	2/19/2045	3,230
883,422	DSLA Mortgage Loan Trust 2007-AR1, 1M Libor + 0.18%	0.290	4/19/2047	818,568
1,007,443	EMC Mortgage Trust Loan Trust 2002-A, 1M Libor + 2.55%, 144A	2.659	5/25/2039	961,723
2,820,010	Equifirst Loan Securitization Trust 2007-1	0.389	4/25/2037	5,282,329
439,424	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 3.90%	4.009	12/25/2034	397,611
850,860	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	1.909	4/25/2035	843,157
843,420	Equity One Mortgage Pass-Through Trust 2004-3 (B)	4.250	7/25/2034	772,530
540,798	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 2.18%	2.284	6/25/2034	513,123
273,094	Finance America Mortgage Loan Trust 2004-2, 1M Libor +0.90%	1.009	8/25/2034	270,896
135,821	First Franklin Mortgage Loan Asset Backed Certificates, 1M Libor + 2.10%	2.209	5/25/2034	135,529
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 1M Libor + 1.58%	1.684	2/25/2033	535,838
109,000	First Franklin Mortgage Loan Trust 2002-FFA, 1M Libor + 2.00%	2.109	9/25/2032	112,290
957,989	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	2.734	9/25/2033	979,582
3,031,917	First Franklin Mortgage Loan Trust 2003-FFH2, 1M Libor + 2.37%	2.479	2/25/2034	3,082,249
533,800	First Franklin Mortgage Loan Trust 2004-FF5, 1M Libor + 2.40%	2.509	8/25/2034	546,565
803,699	First Franklin Mortgage Loan Trust 2004-FF7 (B)	5.500	9/25/2034	787,132
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7, 1M Libor + 2.18%	2.284	9/25/2034	1,208,769
828,826	First Franklin Mortgage Loan Trust 2004-FF8, 1M Libor + 1.43%	1.534	10/25/2034	835,115
913,553	First Franklin Mortgage Loan Trust 2004-FFH4, 1M Libor +2.70%	2.809	1/25/2035	936,992
8,171,845	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	0.919	10/25/2035	8,555,642
2,588,501	First Franklin Mortgage Loan Trust 2004-FF10, 1M Libor + 0.48%	2.434	5/25/2034	2,301,725
4,610,083	First Franklin Mortgage Loan Trust 2005-FF10, 1M Libor + 2.33%	0.379	7/25/2036	6,369,734
61,603	First Franklin Mortgage Loan Trust 2005-FF10, 1M Libor + 0.27%	0.829	12/25/2035	61,610
4,893,413	First NLC Trust 2005-1, 1M Libor + 0.65%	0.560	5/25/2035	4,523,214
1,394,473	First NLC Trust 2007-1, 1M Libor + 0.28%, 144A	0.389	8/25/2037	916,715
2,199,313	FOCUS Brands Funding LLC, 144A	5.093	4/30/2047	2,260,895
60,628	Fremont Home Loan Trust 2004-B, 1M Libor + 2.33%	2.434	5/25/2034	64,060
266,690	Fremont Home Loan Trust 2004-C, 1M Libor + 1.73%	1.834	8/25/2034	263,510
443,054	GE Capital Mortgage Services Corp. 1999-HE3 Trust (A)	7.775	10/25/2029	466,164
129,627	GE Capital Mortgage Services Inc 1999-HE2 Trust (A)	7.905	7/25/2029	71,207
1,945,609	Global Mortgage Securitization Ltd., 144A	5.250	4/25/2032	1,864,454
867,926	Global Mortgage Securitization Ltd., 1M Libor + 0.27%, 144A	0.379	4/25/2032	838,411
1,549,199	GMACM Mortgage Loan Trust 2004-GH1 (B)	5.500	7/25/2035	1,533,383
58,717	GreenPoint Mortgage Funding Trust Series 2006-AR3, 1M Libor + 0.23%	0.569	4/25/2036	69,990
421,878	GreenPoint Mortgage Loan Trust 2004-1, 1M Libor + 0.58%	1.259	10/25/2034	380,625
2,000,000	GS Mortgage Securities Corp II, 1M Libor + 1.30%, 144A	1.406	9/15/2031	1,847,539

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 94.0% (continued)
1,400,000	GS Mortgage Securities Corp Trust 2017-SLP, 144A (A)	4.591	10/10/2032	$1,390,146
1,200,000	GS Mortgage Securities Corp Trust 2019-SMP, 1M Libor + 1.50%, 144A	1.606	8/15/2032	1,200,410
1,000,000	GS Mortgage Securities Trust 2011-GC3, 144A (A)	5.397	3/10/2044	1,001,573
1,700,000	GS Mortgage Securities Trust 2014-GC26, 144A (A)	4.514	11/10/2047	1,182,588
1,256,686	GSAA Home Equity Trust 2005-2, 1M Libor + 2.18%	2.284	12/25/2034	1,313,900
176,066	GSAA Home Equity Trust 2005-5, 1M Libor + 0.95%	1.054	2/25/2035	185,169
62,568	GSAA Home Equity Trust 2006-3, 1M Libor + 0.08%	0.269	3/25/2036	30,975
1,842,000	GSAA Trust (B)	6.260	11/25/2034	1,694,116
10,860	GSAMP Trust 2003-FM1, 1M Libor + 2.78%	2.886	3/20/2033	13,135
190,447	GSAMP Trust 2003-HE2, 1M Libor + 4.43%	4.534	8/25/2033	225,466
83,148	GSAMP Trust 2004-OPT, 1M Libor + 2.55%	2.659	11/25/2034	83,185
89,597	GSAMP Trust 2004-WF, 1M Libor + 2.48%	2.584	10/25/2034	86,437
1,664,794	GSAMP Trust 2006-NC1, 1M Libor + 0.57%	0.679	2/25/2036	1,932,408
1,159,977	GSAMP Trust 2007-FM1, 1M Libor + 0.12%	0.229	12/25/2036	719,873
2,000,000	GSAMP Trust 2007-SEA1, 144A, (B)	5.500	12/25/2036	1,972,137
1,742,156	GSMPS Mortgage Loan Trust 2003-3, 144A (A)	7.057	6/25/2043	501,509
172,427	GSMPS Mortgage Loan Trust 2006-RP1, 1M Libor + 0.35%, 144A	0.459	1/25/2036	144,013
135,145	GSR Mortgage Loan Trust 2003-1, 1M Libor + 1.75%	1.840	3/25/2033	120,602
161,142	GSR Mortgage Loan Trust 2003-2F	4.750	3/25/2032	161,704
19,228	GSR Mortgage Loan Trust 2004-7 (A)	3.040	6/25/2034	19,320
2,484,284	GSR Mortgage Loan Trust 2006-4F,1M Libor + 0.35%	0.459	5/25/2036	202,876
1,154,771	GSR Mortgage Loan Trust 2006-9F, 1M Libor + 0.35%	0.459	10/25/2036	162,094
130,492	GSR Mortgage Loan Trust 2006-AR2 (A)	2.707	4/25/2036	108,841
31,235	GSR Mortgage Loan Trust 2006-AR2, 1M Libor + 0.78%	0.889	12/25/2035	16,218
1,487,658	GSR Mortgage Loan Trust 2006-OA1, 1M Libor + 0.26%	0.629	8/25/2046	897,381
23,038,809	HarborView Mortgage Loan Trust 2005-8 (A)	2.132	9/19/2035	711,984
4,360,535	HarborView Mortgage Loan Trust 2005-13, 1M Libor + 0.56%	0.670	2/19/2036	3,121,102
15,028,478	HarborView Mortgage Loan Trust 2006-1 (A)	2.265	3/19/2036	707,780
181,654	HarborView Mortgage Loan Trust 2006-7, 1M Libor + 0,20%	0.510	9/19/2046	166,310
574,074	HarborView Mortgage Loan Trust 2006-8, 1M Libor + 0.38%	0.301	7/21/2036	680,625
5,569,339	HarborView Mortgage Loan Trust 2006-10, 1M Libor + 0.24%	0.350	11/19/2036	5,162,010
1,036,245	HarborView Mortgage Loan Trust 2006-14, 1M Libor + 0.20%	0.310	2/19/2037	1,362,186
2,402,925	HarborView Mortgage Loan Trust 2007-1, 1M Libor + 0.18%	0.290	3/19/2037	2,305,070
2,812,777	HarborView Mortgage Loan Trust 2007-3, 1M Libor + 0.23%	0.340	5/19/2047	2,722,957
2,160,305	HarborView Mortgage Loan Trust 2007-7, 1M Libor + 1.00%	1.109	10/25/2037	2,136,807
2,173,094	Helios Issuer LLC, 144A	8.000	9/20/2049	2,221,225
2,000,000	HMH Trust 2017-NSS, 144A	8.481	7/5/2031	1,562,786
2,500,000	HMH Trust 2017-NSS, 144A	6.292	7/5/2031	2,150,287
850,000	HMH Trust 2017-NSS, 144A	3.062	7/5/2031	848,006
237,122	Home Equity Asset Trust, 1M Libor + 2.55%	2.659	3/25/2033	235,954
1,333,643	Home Equity Asset Trust, 1M Libor + 3.50%	3.609	3/25/2034	1,340,147
296,287	Home Equity Asset Trust, 1M Libor + 2.50%	2.609	4/25/2034	296,008
135,035	Home Equity Asset Trust, 1M Libor + 2.35%	2.459	4/25/2034	135,803
409,680	Home Equity Asset Trust, 1M Libor + 2.60%	2.709	8/25/2034	723,892
770,660	Home Equity Asset Trust, 1M Libor + 1.50%	1.609	3/25/2035	774,500
244,786	Home Equity Asset Trust 2002-2, 1M Libor + 1.85%	1.959	6/25/2032	238,630
925,425	Home Equity Asset Trust 2004-4, 1M Libor + 2.75%	2.859	10/25/2034	1,029,439
215,407	Home Equity Asset Trust 2004-6, 1M Libor + 1.65%	1.759	12/25/2034	217,928
1,133,395	Home Equity Asset Trust 2005-4, 1M Libor + 1.68%	1.789	10/25/2035	1,335,084
8,060,489	Home Equity Loan Trust, 1M Libor + 0.50%	0.609	4/25/2037	8,988,547
28,045	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 1M Libor + 0.74%	0.844	8/25/2035	28,085
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.44%	0.769	3/25/2036	131,288
5,428,732	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D, 1M Libor + 0.16%	0.269	11/25/2036	5,153,510
201,670	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-E, 1M Libor + 0.12%	0.229	4/25/2037	167,140
1,738,861	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.24%	0.349	4/25/2037	1,336,133
803,295	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.22%	0.329	4/25/2037	694,726
471,468	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 1M Libor + 2.18%	2.284	12/25/2032	464,209
108,621	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A (B)	4.765	4/25/2033	138,272
262,272	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 2.18%	2.284	11/25/2034	262,723
293,558	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.88%	1.984	3/25/2035	289,154
344,441	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.58%	1.684	3/25/2035	336,316
156,564	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.43%	1.534	3/25/2035	152,740
161,714	HomeBanc Mortgage Trust 2004-2, 1M Libor + 0.98%	1.084	12/25/2034	162,141
79,726	HomeBanc Mortgage Trust 2005-1, 1M Libor + 1.30%	2.059	3/25/2035	66,615
610,896	HomeBanc Mortgage Trust 2005-1, 1M Libor + 1.25%	1.984	3/25/2035	511,024

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 94.0% (continued)
4,791,629	HSI Asset Securitization Corp Trust 2007-WF1, 1M Libor + 0.27%	0.379	5/25/2037	$5,742,195
1,496,000	Hudsons Bay Simon JV Trust 2015-HBS, 144A (A)	4.155	8/5/2034	1,369,810
453,975	IMC Home Equity Loan Trust 1998-1 (B)	7.530	6/20/2029	462,010
3,181	IMC Home Equity Loan Trust 1998-5 (B)	6.560	3/15/2037	3,247
74,115	Impac CMB Trust Series 2004-4, 1M Libor + 2.25%	2.359	9/25/2034	71,943
543,723	Impac CMB Trust Series 2004-11, 1M Libor + 0.74%	0.849	3/25/2035	555,824
81,217	Impac CMB Trust Series 2005-2, 1M Libor + 2.48%	2.584	4/25/2035	79,765
121,825	Impac CMB Trust Series 2005-2, 1M Libor + 1.13%	1.234	4/25/2035	117,279
686,738	Impac CMB Trust Series 2005-2, 1M Libor + 0.77%	0.874	4/25/2035	671,180
401,657	Impac CMB Trust Series 2005-2, 1M Libor + 0.65%	0.754	4/25/2035	400,438
8,435	Impac CMB Trust Series 2005-6, 1M Libor + 3.38%	3.484	10/25/2035	9,106
271,653	Impac Secured Assets CMN Owner Trust	6.500	4/25/2033	221,832
4,210,406	Impac Secured Assets Corp Series 2004-4, 1M Libor + 1.65%	1.759	2/25/2035	3,598,559
1,679,988	IndyMac IMJA Mortgage Loan Trust 2007-A1	6.000	8/25/2037	1,005,112
1,640,497	IndyMac IMJA Mortgage Loan Trust 2007-A3	6.250	11/25/2037	1,073,552
3,115,033	IndyMac IMSC Mortgage Loan Trust 2007-HOA1, 1M Libor + 0.18%	0.289	7/25/2047	2,632,342
120,606	IndyMac INDA Mortgage Loan Trust 2006-AR3 (A)	3.014	12/25/2036	116,196
95,007	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1M Libor + 0.80%	0.909	8/25/2034	90,379
1,439,437	IndyMac INDX Mortgage Loan Trust 2004-AR6 (A)	3.352	10/25/2034	1,457,887
1,872,387	IndyMac INDX Mortgage Loan Trust 2004-AR14, 1M Libor + 0.72%	0.829	1/25/2035	1,615,543
3,568,849	IndyMac INDX Mortgage Loan Trust 2005-AR16IP, 1M Libor + 0.64%	0.749	7/25/2045	3,218,985
4,802,881	IndyMac INDX Mortgage Loan Trust 2005-AR18, 1M Libor + 0.31%	0.729	10/25/2036	2,784,176
408,715	IndyMac INDX Mortgage Loan Trust 2005-AR23 (A)	2.860	11/25/2035	391,058
68,732	IndyMac INDX Mortgage Loan Trust 2006-AR5 (A)	3.419	5/25/2036	69,862
88,854	IndyMac INDX Mortgage Loan Trust 2006-AR6, 1M Libor + 0.20%	0.509	6/25/2046	81,207
513,626	IndyMac INDX Mortgage Loan Trust 2006-AR8, 1M Libor + 0.23%	0.339	7/25/2046	515,477
946,645	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.17%	0.279	11/25/2036	933,425
772,596	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.08%	0.189	11/25/2036	757,270
2,096,676	IndyMac INDX Mortgage Loan Trust 2007-FLX3, 1M Libor + 0.27%	0.379	6/25/2037	2,549,204
34,537	Irwin Home Equity Loan Trust 2006-1, 1M Libor + 0.42%, 144A	0.538	9/25/2035	34,267
3,000,000	J.P. Morgan Chase Commercial Mortgage SecuritiesTrust 2018-MINN, 1M Libor + 2.50%, 144A	3.500	11/15/2035	2,306,797
512,194	JP Morgan Alternative Loan Trust (A)	3.435	5/25/2036	406,650
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (A)	5.990	4/15/2045	285,075
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (A)	5.990	4/17/2045	246,015
3,662,404	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9	5.337	5/15/2047	3,050,073
3,326,531	JP Morgan Chase Commercial Mortgage Securities Trust 2012-WLDN, 144A	3.910	5/5/2030	2,597,027
1,664,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11, (A)	4.168	4/15/2046	1,233,315
27,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PTC, 1M Libor + 3.12%, 144A	3.226	4/15/2031	26,618
51,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PTC, 1M Libor + 2.30%, 144A	2.406	4/15/2031	50,424
957,411	JP Morgan Mortgage Trust 2005-A1 (A)	2.932	2/25/2035	665,273
106,444	JP Morgan Mortgage Trust 2006-A6 (A)	2.602	10/25/2036	92,168
244,350	JP Morgan Mortgage Trust 2006-A7 (A)	3.057	1/25/2037	230,325
150,223	JP Morgan Mortgage Trust 2006-S3	6.500	8/25/2036	86,789
2,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 (A) 144A	3.350	6/15/2049	1,854,036
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-2, 1M Libor + 0.60%, 144A	0.709	6/25/2037	4,096,788
48,805	Lehman Mortgage Trust 2005-3	6.000	1/25/2036	51,639
2,237,363	Lehman Mortgage Trust 2005-3	5.500	1/25/2036	1,700,374
5,258,559	Lehman Mortgage Trust 2007-5, 1M Libor + 6.34%	6.231	6/25/2037	1,189,691
138,175	Lehman XS Trust 2007-1, 1M Libor + 0.23%	0.569	2/25/2037	111,750
1,340,797	Lehman XS Trust 2007-6, 1M Libor + 0.21%	0.529	5/25/2037	1,170,149
1,304,347	Lehman XS Trust Series 2005-5N, 1M Libor + 0.36%	0.609	11/25/2035	1,084,432
5,369,082	Lehman XS Trust Series 2005-9N, Federal Reserve U.S. 12 month + 1.06%	1.319	2/25/2036	5,104,687
1,630,054	Lehman XS Trust Series 2006-18N, 1M Libor + 0.19%	0.299	12/25/2036	1,416,436
758,464	Lehman XS Trust Series 2007-7N, 1M Libor + 0.24%	0.349	6/25/2047	699,351
1,021,189	Lehman XS Trust Series 2007-12N, 1M Libor + 0.20%	0.309	7/25/2047	1,015,149
194,810	Lehman XS Trust Series 2007-16N, 1M Libor + 0.85%	0.959	9/25/2047	197,113
19,739	Long Beach Mortgage Loan Trust 2004-4, 1M Libor + 1.65%	1.759	10/25/2034	19,705
70,706	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.95%	2.059	9/25/2034	75,587
140,310	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	1.909	9/25/2034	146,755
5,398,692	Long Beach Mortgage Loan Trust 2005-1, 1M Libor + 1.43%	1.534	2/25/2035	5,328,417
285,795	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.40%	0.509	3/25/2036	16,264
439,686	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.35%	0.459	3/25/2036	25,478
874,429	Mastr Asset Backed Securities Trust 2004-FRE1, 1M Libor + 2.10%	2.209	7/25/2034	892,624
1,933,894	Mastr Asset Backed Securities Trust 2004-HE1, 1M Libor + 3.75%	3.859	9/25/2034	1,935,042
1,015,825	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor + 2.85%	2.959	9/25/2034	982,319

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 94.0% (continued)
110,594	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor + 1.50%	1.609	9/25/2034	$108,654
35,814	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 0.96%	1.069	10/25/2034	35,900
101,709	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 1.20%	1.309	12/25/2034	102,711
108,029	MASTR Asset Securitization Trust 2004-1 (A)	2.158	2/25/2034	102,274
90,230	MASTR Asset Securitization Trust 2004-3	5.500	3/25/2034	70,564
332,556	Mastr Specialized Loan Trust, (B), 144A	6.250	7/25/2035	370,110
1,121,784	Mellon Residential Funding Cor Mor Pas Thr Tr Ser 1999-tbc3 (A)	2.610	10/20/2029	1,136,668
894,098	MERIT Securities Corp (B)	8.350	7/28/2033	766,754
849,989	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR4, 1M Libor + 0.25%	0.359	8/25/2037	840,166
77,364	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 (A)	2.796	12/25/2032	69,685
1,088,197	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 1M Libor + 2.48%	2.584	7/25/2034	1,121,354
733,568	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 1M Libor + 5.25%	5.359	8/25/2035	743,133
166,011	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 1M Libor + 4.35%	4.459	8/25/2035	170,676
491,885	Merrill Lynch Mortgage Investors Trust Series 2004-WMC2, 1M Libor + 2.78%	2.884	12/25/2034	503,023
3,073,554	Merrill Lynch Mortgage Investors Trust Series 2005-A6, 1M Libor +0.65%	1.084	8/25/2035	4,437,182
1,092,952	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 5.63%, 144A	5.734	9/25/2035	1,128,431
212,057	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 0.80%	0.904	9/25/2035	211,925
547,050	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (A)	2.284	9/25/2037	303,907
16,767	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (A)	2.000	9/25/2037	16,454
74,293	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1 (A)	2.453	2/25/2034	69,095
135,684	Morgan Stanley ABS Capital I Inc Trust 2001-WF1, 1M Libor + 1.58%	1.684	9/25/2031	141,508
1,617,153	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 1M Libor + 4.95%	5.059	4/25/2033	1,711,451
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.63%	5.734	9/25/2033	578,692
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.40%	5.509	9/25/2033	438,043
732,187	Morgan Stanley ABS Capital I Inc Trust 2003-NC10, 1M Libor + 5.63%	5.734	10/25/2033	766,332
472,001	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 1M Libor + 2.03%	2.134	8/25/2034	472,019
201,214	Morgan Stanley ABS Capital I Inc Trust 2004-HE7, 1M Libor + 2.85%	2.959	8/25/2034	212,988
67,507	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 1.95%	2.059	9/25/2034	67,592
472,743	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	1.684	11/25/2034	446,261
41,249	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 1M Libor + 1.73%	1.834	7/25/2034	40,977
69,219	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 2.78%	2.884	9/25/2034	70,190
172,594	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 1.88%	1.984	9/25/2034	175,975
1,500,428	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.43%	1.534	1/25/2035	1,375,872
866,727	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1M Libor + 1.31%	1.414	12/25/2034	799,450
492,840	Morgan Stanley ABS Capital I Inc Trust 2005-HE2, 1M Libor + 1.02%	1.129	1/25/2035	470,099
312,669	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.88%	1.984	1/25/2035	318,105
1,100,106	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.10%	1.204	1/25/2035	1,067,327
1,887,631	Morgan Stanley ABS Capital I Inc Trust 2005-NC2, 1M Libor + 1.04%	1.144	3/25/2035	1,555,696
1,603,695	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	1.084	2/25/2035	1,297,000
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 1M Libor + 1.05%	1.159	4/25/2035	198,541
3,873,440	Morgan Stanley ABS Capital I Inc Trust 2006-HE7, 1M Libor + 0.23%	0.339	9/25/2036	2,274,504
322,573	Morgan Stanley ABS Capital I Inc Trust 2007-HE3, 1M Libor + 0.06%	0.169	12/25/2036	207,804
99,000	Morgan Stanley Capital I Trust 2019-MEAD, 144A (A)	3.177	11/10/2036	100,177
1,314,141	Morgan Stanley Home Equity Loan Trust 2007-2, 1M Libor + 0.10%	0.209	4/25/2037	870,684
2,310,935	Morgan Stanley IXIS Real Estate Capital Trust 2006-2, 1M +0.15%	0.259	11/25/2036	1,080,922
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	0.429	4/25/2037	1,366,035
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	0.429	4/25/2037	343,085
55,481	Mortgage IT Trust 2005-2, 1M Libor + 1.65%	1.765	5/25/2035	53,843
214,949	Mortgage IT Trust 2005-2, 1M Libor + 0.81%	0.919	5/25/2035	216,501
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.28%	0.389	3/25/2037	2,332,617
1,048,129	New Century Home Equity Loan Trust 2003-6, 1M Libor + 4.76%	4.871	1/25/2034	1,098,409
84,837	New Century Home Equity Loan Trust 2004-1	2.134	5/25/2034	86,169
3,635,985	New Century Home Equity Loan Trust 2005-2, 1M Libor + 1.02%	1.129	6/25/2035	2,857,813
667,298	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.16%	0.269	8/25/2036	659,751
1,317,456	New Century Home Equity Loan Trust Series 2003-2, 1M Libor + 3.00%	3.109	1/25/2033	1,242,560
174,454	New Century Home Equity Loan Trust Series 2003-3, 1M Libor + 5.63%	5.734	7/25/2033	176,968
200,089	New Century Home Equity Loan Trust Series 2003-5 (B)	6.000	11/25/2033	202,587
29,202	New Century Home Equity Loan Trust Series 2003-5 (B)	4.955	11/25/2033	27,782
560,154	Newcastle Mortgage Securities Trust 2007-1, 1M Libor +0.65%	0.759	4/25/2037	2,813,990
133,980	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR1, 1M Libor +1.10%	1.209	8/25/2034	146,064
302,758	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 (A)	3.287	6/25/2036	273,773
22,495	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1M Libor + 0.62%	0.729	1/25/2036	83,028
41,608	NovaStar Mortgage Funding Trust Series 2003-3, 1M Libor + 1.13%	1.234	12/25/2033	41,635
1,946,368	NovaStar Mortgage Funding Trust Series 2004-1, 1M Libor + 2.70%	2.809	6/25/2034	1,759,658
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1, 1M Libor + 2.55%	2.659	6/25/2034	1,336,655

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 94.0% (continued)
98,506	NovaStar Mortgage Funding Trust Series 2004-3, 1M Libor + 2.78%	2.884	12/25/2034	$99,526
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	2.659	3/25/2035	2,498,737
3,249,855	NovaStar Mortgage Funding Trust Series 2005-1, 1M Libor + 1.77%	1.879	6/25/2035	2,375,310
540,592	NovaStar Mortgage Funding Trust Series 2006-MTA1, 1M Libor + 0.38%	0.489	9/25/2046	527,954
2,961,222	NRZ Excess Spread-Collateralized Notes, 144A	5.670	5/25/2023	2,951,712
1,882,700	Oakwood Mortgage Investors, Inc. (A)	7.760	3/15/2032	1,857,961
298,286	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.48%	2.584	1/25/2034	281,883
439,085	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.03%	2.134	1/25/2034	440,582
593,107	Option One Mortgage Loan Trust 2004-2, 1M Libor + 2.70%	2.809	5/25/2034	596,899
576,609	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.88%	1.984	5/25/2034	581,209
250,955	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.58%	1.684	5/25/2034	253,652
5,401,383	Optone Delware Trust 2016-1 Adj%, 144A (A)(C)	0.000	2/26/2038	3,920,615
217,439	Origen Manufactured Housing Contract Trust 2001-A (A)	7.820	3/15/2032	213,012
1,008,729	Ownit Mortgage Loan Trust Series 2004-1, 1M Libor + 2.78%	2.884	7/25/2035	1,210,429
199,295	Ownit Mortgage Loan Trust Series 2006-2 (B)	5.633	1/25/2037	201,565
1,141,454	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ1, 1M Libor +2.78%	2.884	9/25/2034	1,153,223
174,285	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.48%	0.829	8/25/2035	174,529
2,697,221	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WLL, 1M Libor + 1.11%, 144A	1.219	3/25/2035	2,226,284
2,844,701	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	1.099	9/25/2035	2,520,864
1,322,637	People’s Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 2.70%	2.809	10/25/2034	1,308,510
189,648	People’s Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 1.73%	1.834	10/25/2034	191,542
62,833	Popular ABS Mortgage Pass-Through Trust 2005-5 (B)	3.703	11/25/2035	63,846
980,213	Popular ABS Mortgage Pass-Through Trust 2005-A, 1M Libor + 1.65%	2.584	6/25/2035	980,467
700,000	Popular ABS Mortgage Pass-Through Trust 2005-B, 1M Libor + 1.90%	2.959	8/25/2035	719,868
2,233,123	Popular ABS Mortgage Pass-Through Trust 2006-C, 1M Libor + 0.43%	0.539	7/25/2036	2,718,049
132,127	Prime Mortgage Trust 2006-1	5.500	6/25/2036	131,972
695,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.48%	0.829	2/25/2035	560,546
992,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.40%	0.709	2/25/2035	852,817
300,000	Provident Bank Home Equity Loan Trust 1998-4, 1M Libor + 3.50%	3.609	1/25/2030	299,632
180,032	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.42%	0.958	1/25/2031	167,879
715,817	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.39%	0.898	1/25/2031	663,157
1,904,608	Quest Trust, 1M Libor + 5.25%, 144A	4.496	12/25/2033	1,759,931
333,413	Quest Trust, 1M Libor + 4.88%, 144A	4.984	2/25/2034	345,420
1,559,775	Quest Trust, 1M Libor + 3.23%, 144A	3.334	6/25/2034	1,538,997
325,067	RAAC Series 2004-SP3 Trust, 1M Libor + 1.85%	2.884	6/25/2044	194,465
761,070	RAAC Series 2005-SP2 Trust, 1M Libor + 0.30%	0.709	9/25/2034	691,640
624,161	RAAC Series 2007-RP4 Trust, 1M Libor + 0.35%, 144A	0.459	11/25/2046	603,524
11,162	RALI Series 2003-QS9 Trust, 1M Libor + 0.45%	0.559	5/25/2030	10,827
4,901,622	RALI Series 2005-QO1 Trust, 1M Libor +0.38%	0.489	8/25/2035	2,446,772
295,072	RALI Series 2005-QS7 Trust	5.500	6/25/2035	293,293
2,240,475	RALI Series 2006-QO7 Trust, Federal Reserve U.S. 12 month + 0.80%	1.059	9/25/2046	2,142,435
563,739	RALI Series 2006-QO8 Trust, 1M Libor + 0.20%	0.509	10/25/2046	551,272
227,345	RALI Series 2006-QS7 Trust, 1M Libor + 0.40%	0.509	6/25/2036	162,819
52,343,114	RALI Series 2006-QS12 Trust (A)(C)	0.462	9/25/2036	680,937
964,555	RALI Series 2007-QH3 Trust, 1M Libor + 0.21%	0.319	4/25/2037	3,267,755
696,420	RALI Series 2007-QH5 Trust, 1M Libor + 0.25%	0.359	6/25/2037	87,175
625,781	RALI Series 2007-QH7 Trust, 1M Libor + 0.27%	0.379	8/25/2037	341,444
386,390	RAMP Series 2003-RS9 Trust, 1M Libor + 2.70%	2.809	10/25/2033	388,463
6,258	RAMP Series 2004-SL1 Trust, 1M Libor + 1.90%	2.009	10/25/2031	6,267
1,000,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.63%	1.054	9/25/2035	992,012
409,322	RAMP Series 2005-RS8 Trust, 1M Libor + 0.50%	0.859	9/25/2035	406,254
825,137	RAMP Series 2006-RS1 Trust, 1M Libor +0.41%	0.724	1/25/2036	642,351
2,237,587	RAMP Series 2006-RZ2 Trust, 1M Libor +0.51%	0.619	5/25/2036	2,689,461
707,671	RASC Series 2003-KS4 Trust, 1M Libor + 0.58%	0.689	6/25/2033	687,802
1,844,466	RASC Series 2004-KS6 Trust	4.938	7/25/2034	1,614,469
3,000,000	RASC Series 2005-KS6 Trust, 1M Libor + 1.88%	1.984	7/25/2035	3,007,480
1,965,261	RASC Series 2007-KS3 Trust, 1M Libor +0.38%	0.489	4/25/2037	1,587,694
363,587	Renaissance Home Equity Loan Trust 2002-3, 1M Libor + 5.25%	5.359	12/25/2032	316,474
13,623,095	Reperforming Loan REMIC Trust 2005-R1, 144A (A)	5.991	3/25/2035	2,023,337
15,355,594	Reperforming Loan REMIC Trust 2005-R2, 144A (A)	5.532	6/25/2035	1,551,922
17,682,120	Reperforming Loan REMIC Trust 2006-R1	5.528	1/25/2036	2,010,515
1,306,675	Residential Asset Securitization Trust 2003-A4	5.750	5/25/2033	1,033,380
20,995,428	Residential Asset Securitization Trust 2005-A11CB (A)(C)	0.354	10/25/2035	177,222
1,926,143	Residential Asset Securitization Trust 2007-A1	6.000	3/25/2037	1,108,884

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 94.0% (continued)
1,394,109	Residential Asset Securitization Trust 2007-A2	6.000	4/25/2037	$1,137,281
1,790,253	Residential Asset Securitization Trust 2007-A8	6.000	8/25/2037	1,431,689
2,739,244	Residential Asset Securitization Trust 2007-A9 (A)(C)	7.000	9/25/2037	926,951
220,725	SACO I Inc., 144A (A)	5.443	4/25/2039	221,963
939,424	SACO I Trust 2005-5, 1M Libor + 1.35%	1.468	5/25/2035	935,392
426,245	SACO I Trust 2006-3, 1M Libor + 0.36%	0.469	4/25/2036	423,981
139,286	SACO I Trust 2006-6, 1M Libor + 0.26%	0.369	6/25/2036	137,546
719,805	SASCO Mortgage Loan Trust 2004-GEL2 (B)	5.500	5/25/2034	695,652
618,856	SASCO Mortgage Loan Trust 2004-GEL2 (B)	5.500	7/19/2044	641,188
565,943	Saxon Asset Securities Trust 2002-3, 1M Libor + 2.59%	2.696	12/25/2032	550,470
52,691	Saxon Asset Securities Trust 2004-2, 1M Libor + 1.91%	2.014	8/25/2035	51,832
948,250	Saxon Asset Securities Trust 2005-1, 1M Libor + 3.53%	2.341	5/25/2035	78,818
4,500,000	Saxon Asset Securities Trust 2007-4, 1M Libor + 3.00%, 144A	3.109	12/25/2037	2,979,630
30,746	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 3.00%	3.109	2/25/2034	29,352
41,940	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 2.18%	2.284	2/25/2034	42,933
38,488	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 1.73%	1.834	2/25/2034	38,668
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 1M Libor + 1.68%	1.789	9/25/2034	154,891
3,128	Security National Mortgage Loan Trust 2005-1, 1M Libor + 0.40%, 144A	0.518	2/25/2035	3,128
101,117	Sequoia Mortgage Trust 2007-1 (A)	6.517	2/20/2047	92,659
194,584	Sequoia Mortgage Trust 9, 1M Libor + 1.13%	1.236	9/20/2032	181,905
200,000	SG Mortgage Securities Trust 2006-OPT2, 1M Libor + 0.15%	0.259	10/25/2036	189,309
197,972	Soundview Home Loan Trust 2004-WMC1, 1M Libor + 1.20%	1.309	1/25/2035	196,589
816,400	Soundview Home Loan Trust 2006-3, 1M Libor + 0.16%	0.429	11/25/2036	814,245
345,113	Soundview Home Loan Trust 2007-OPT2, 1M Libor + 0.18%	0.289	7/25/2037	332,640
1,339,155	Soundview Home Loan Trust 2007-OPT4, 1M Libor + 1.00%	1.109	9/25/2037	1,078,844
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2, 1M Libor + 4.50%	4.609	6/25/2034	179,785
728,875	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 2.55%	2.659	2/25/2035	730,765
12,602	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 1.95%	2.059	2/25/2035	12,790
1,554,832	Specialty Underwriting & Residential Finance Trust Series 2006-BC5, 1M Libor + 0.15%	0.268	11/25/2037	1,112,074
4,725,810	Starwood Retail Property Trust 2014-STAR, 1M Libor + 1.47% 144A	1.576	11/15/2027	3,536,087
1,645,732	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 (A)	3.297	9/25/2035	1,418,331
191,352	Structured Asset Investment Loan Trust, 1M Libor + 4.50%	4.609	10/25/2033	216,330
260,149	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 1.38%	1.489	4/25/2033	261,009
76,533	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 0.72%	0.829	4/25/2033	75,557
145,759	Structured Asset Investment Loan Trust 2003-BC4, 1M Libor + 4.88%	4.984	6/25/2033	151,289
68,262	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 2.63%	2.734	8/25/2033	73,217
473,390	Structured Asset Investment Loan Trust 2003-BC10, 1M Libor + 4.50%	4.609	10/25/2033	500,668
508,601	Structured Asset Investment Loan Trust 2004-5, 1M Libor + 3.00%	3.109	5/25/2034	530,329
1,734,865	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 3.75%	3.859	9/25/2034	1,792,302
77,135	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 1.73%	1.834	9/25/2034	77,190
111,302	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 0.93%	1.039	9/25/2034	110,016
71,562	Structured Asset Investment Loan Trust 2004-9, 1M Libor + 2.78%	2.884	10/25/2034	73,214
130,688	Structured Asset Investment Loan Trust 2004-9, 1M Libor + 2.63%	2.734	10/25/2034	132,782
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.28%	1.384	12/25/2034	517,452
2,579,460	Structured Asset Mortgage Investments II Trust 2005-AR2, 1M Libor + 0.46%	0.569	5/25/2045	1,932,376
4,513,813	Structured Asset Mortgage Investments II Trust 2005-AR5 (A)	0.696	7/19/2035	67,570
335,561	Structured Asset Mortgage Investments II Trust 2006-AR3, 1M Libor + 0.21%	0.529	4/25/2036	318,408
10,044	Structured Asset Mortgage Investments II Trust 2006-AR7, 1M Libor +0.20%	0.309	8/25/2036	28,410
697,658	Structured Asset Mortgage Investments II Trust 2007-AR7 (A)	2.990	5/25/2047	607,014
583,266	Structured Asset Securities Corp (A), 144A	4.705	7/25/2035	461,917
163,650	Structured Asset Securities Corp 2005-S1, 1M Libor + 1.05%	1.159	3/25/2035	1,278,869
879,029	Structured Asset Securities Corp Assistance Loan Trust 2003-AL1, 144A	3.357	4/25/2031	878,374
3,412,815	Structured Asset Securities Corp Mortgage Loan Trust 2006-BC6, 1M Libor + 0.27%	0.379	1/25/2037	3,488,166
35,959	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	34,779
198,881	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-9A (A)	2.288	3/25/2033	186,866
181,196	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-36XS (B)	5.310	11/25/2033	132,474
171,251	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2004-6XS (B)	5.670	3/25/2034	173,489
236,834	Structured Asset Securities Corp Pass-Through Certificates Series 2002-AL1	3.450	2/25/2032	228,369
659,223	SunTrust Alternative Loan Trust 2006-1F	6.000	4/25/2036	534,309
120,082	Terwin Mortgage Trust 2003-7SL, 144A (A)	8.000	12/25/2033	115,783
414,617	Terwin Mortgage Trust 2004-7HE, 1M Libor + 0.85%, 144A	1.384	7/25/2034	412,765
899,081	Terwin Mortgage Trust 2004-18SL, 144A (A)	8.000	10/25/2034	896,773
376,242	Terwin Mortgage Trust 2006-HF-1 (A)	4.560	2/25/2037	432,161
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE (A)	2.705	7/25/2034	174,620

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES - 94.0% (continued)
39,970	Terwin Mortgage Trust Series TMTS 2003-5SL, 144A (A)	8.000	10/25/2034	$37,070
735,325	Truman Capital Mortgage Loan Trust, 1M Libor + 4.13%, 144A	4.234	1/25/2034	792,061
2,178,641	UCFC Home Equity Loan Trust 1998-D (A)	7.750	4/15/2030	2,253,916
2,450,000	US 2018-USDC, 144A (A)	4.493	5/13/2038	2,115,260
96,341	Voyager CNTYW Delaware Trust, 144A (A)(C)	33.251	2/16/2036	87,107
34,510,732	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust (A)	2.191	11/25/2045	1,671,776
632,825	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 Trust, COF11 + 1.50%	1.966	5/25/2046	621,251
1,713,418	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-1 Trust, 1M Libor +0.37%	0.479	2/25/2037	1,024,577
469,437	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA1 Trust, Federal Reserve U.S. 12 month + 0.71%	0.969	12/25/2046	444,166
2,207,319	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust, 1M Libor + 0.06%	0.169	10/25/2036	1,145,415
1,035,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 (A)	4.274	7/15/2046	915,968
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 144A	3.768	2/15/2048	1,297,489
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 144A	2.869	2/15/2048	940,433
1,250,000	Wells Fargo Commercial Mortgage Trust 2016-C32, 144A (A)	3.788	1/15/2059	1,207,176
846,758	Wells Fargo Commercial Mortgage Trust 2016-C34 (A)	5.015	6/15/2049	768,504
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34, 1M Libor, 144A (A)(C)	2.015	6/15/2049	1,290,925
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 144A	2.942	11/15/2059	1,831,597
2,500,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL, 1M Libor + 3.49%, 144A	3.597	2/15/2037	2,141,346
1,850,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL, 1M Libor + 2.74%, 144A	2.846	2/15/2037	1,702,263
1,104,823	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 144A (A)	5.000	10/25/2034	1,033,820
522,115	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 2.82%	2.929	10/25/2034	525,932
322,971	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%	3.859	4/25/2035	343,801
1,775,415	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%, 144A	3.859	4/25/2035	1,898,155
115,507	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, 1M Libor + 0.95%	1.534	4/25/2034	115,532
21,355	Wilshire Mortgage Loan Trust, 144A, (A)	8.990	5/25/2028	10,753
55,184	Wilshire Mortgage Loan Trust, (A)	7.425	5/25/2028	56,878
56,931	Wilshire Mortgage Loan Trust, (A)	6.835	3/25/2028	58,927
208,581	Yale Mortgage Loan Trust 2007-1, 144A, 1M Libor + 0.40%	0.509	6/25/2037	91,890
	TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $593,607,082)			648,341,042

	U.S. TREASURY BOND - 0.6%
5,000,000	United States Treasury Bond	1.125	8/15/2040	4,055,469
	TOTAL U.S. TREASURY BOND (Cost $4,919,649)			4,055,469

Shares
	SHORT TERM INVESTMENTS - 4.1%
	MONEY MARKET FUNDS - 4.1%
4,763,539	Dreyfus Treasury & Agency Cash Management - Institutional Class to yield 0.02% *			4,763,539
23,423,248	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, to yield 0.04% *			23,423,248
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,186,787)			28,186,787

	TOTAL INVESTMENTS - 100.9% (Cost - $648,154,754)			$695,828,949
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%			(6,400,805)
	NET ASSETS - 100.0%			689,428,144

+	Zero Coupon Bond

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2021.

**	Illiquid security. Total illiquid securities represents 1.4% of net assets as of March 31, 2021.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2021 144A, securities amounted to $151,686,263 or 22.0% of net assets.

LIBOR - London Interbank Offered Rate

(A)	Variable rate security.

(B)	STEP Coupon Bond

(C)	Interest only variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at March 31, 2021.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

ASSETS
Investment in securities (identified cost $648,154,754), at fair value	$695,828,949
Interest receivable	1,650,567
Receivable for Fund shares sold	576,527
Prepaid expenses and other assets	62,699
TOTAL ASSETS	698,118,742

LIABILITIES
Due to broker	4,521,844
Payable for investments purchased	2,231,173
Payable for Fund shares redeemed	807,940
Investment advisory fees payable	967,237
Payable to related parties	111,104
Distribution (12b-1) fees payable	30,983
Accrued expenses and other liabilities	20,317
TOTAL LIABILITIES	8,690,598
NET ASSETS	$689,428,144

Net Assets Consist Of:
Paid in capital	$720,334,334
Accumulated loss	(30,906,190)
NET ASSETS	$689,428,144

Net Asset Value Per Share:
Class A Shares:
Net Assets	$110,501,513
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,494,652
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.53
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$11.17

Class C Shares:
Net Assets	$8,789,874
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	837,603
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.49

Class I Shares:
Net Assets	$570,136,757
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	54,096,473
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.54

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2021

INVESTMENT INCOME
Interest income	$14,898,056
TOTAL INVESTMENT INCOME	14,898,056

EXPENSES
Investment advisory fees	6,352,128
Distribution (12b-1) Fees:
Class A	137,026
Class C	49,547
Administrative services fees	331,489
Third Party Administrative Servicing Fees	169,535
Printing and postage expenses	79,782
Transfer agent fees	70,008
Accounting services fees	55,377
Registration fees	54,849
Custodian fees	41,885
Broker margin interest expense	30,740
Professional fees	30,218
Compliance officer fees	18,549
Trustees fees and expenses	9,773
Insurance expense	6,483
Other expenses	7,031
TOTAL EXPENSES	7,444,420
Less: Fees waived by the Adviser	(703,351)
NET EXPENSES	6,741,069
NET INVESTMENT INCOME	8,156,987

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from :
Investments	4,027,721
Options Written	314,136
4,341,857
Net change in unrealized appreciation on investments	15,506,855

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	19,848,712

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,005,699

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
FROM OPERATIONS
Net investment income	$8,156,987	$15,351,103
Net realized gain (loss) from security transactions	4,341,857	(11,717,951)
Net change in unrealized appreciation (depreciation) of investments	15,506,855	(2,823,789)
Net increase in net assets resulting from operations	28,005,699	809,363

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(55,801)
Class C	—	(5,318)
Class I	—	(288,109)
Total distributions paid:
Class A	(2,689,756)	(5,515,411)
Class C	(202,742)	(423,384)
Class I	(14,684,119)	(26,249,420)
Net decrease in net assets resulting from distributions to shareholders	(17,576,617)	(32,537,443)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	16,009,188	62,510,179
Class C	416,764	3,889,476
Class I	94,418,905	449,036,143
Net asset value of shares issued in reinvestment of distributions:
Class A	2,636,654	5,442,267
Class C	181,999	386,686
Class I	13,406,864	23,591,236
Payments for shares redeemed:
Class A	(22,728,355)	(84,744,689)
Class C	(2,601,809)	(2,247,981)
Class I	(129,880,302)	(454,769,443)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(28,140,092)	3,093,874

TOTAL DECREASE IN NET ASSETS	(17,711,010)	(28,634,206)

NET ASSETS
Beginning of Period	707,139,154	735,773,360
End of Period	$689,428,144	$707,139,154

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
SHARE ACTIVITY
Class A:
Shares sold	1,529,253	6,068,587
Shares reinvested	252,069	544,099
Shares redeemed	(2,176,705)	(8,087,089)
Net decrease in shares of beneficial interest outstanding	(395,383)	(1,474,403)

Class C:
Shares sold	40,119	380,787
Shares reinvested	17,461	38,870
Shares redeemed	(249,091)	(217,374)
Net increase (decrease) in shares of beneficial interest outstanding	(191,511)	202,283

Class I:
Shares sold	8,997,405	44,232,126
Shares reinvested	1,280,434	2,343,097
Shares redeemed	(12,400,885)	(44,150,636)
Net increase (decrease) in shares of beneficial interest outstanding	(2,123,046)	2,424,587

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2021		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		September 30, 2020		September 30, 2019		September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$10.37		$10.98		$11.26		$11.36	$10.64	$10.00
Activity from investment operations:
Net investment income (2)	0.11		0.22		0.19		0.26	0.26	0.44
Net realized and unrealized gain (loss) on investments	0.31		(0.31)		0.14		0.24	0.92	0.64
Total from investment operations	0.42		(0.09)		0.33		0.50	1.18	1.08
Less distributions from:
Net investment income	(0.26)		(0.51)		(0.40)		(0.43)	(0.39)	(0.34)
Return of capital	—		(0.01)		(0.21)		(0.17)	(0.07)	(0.10)
Total distributions	(0.26)		(0.52)		(0.61)		(0.60)	(0.46)	(0.44)
Net asset value, end of period	$10.53		$10.37		$10.98		$11.26	$11.36	$10.64
Total return (3)	4.06	% (6)	(0.50)%		3.16%		4.53%	11.29%	10.97	% (6)
Net assets, at end of period (000s)	$110,502		$112,937		$135,705		$55,124	$66,837	$14,493
Ratio of gross expenses to average net assets (4)	2.35	% (5)(9)	2.40	% (8)	2.35	% (7)	2.33%	2.43%	3.25	% (5)
Ratio of net expenses to average net assets	2.15	% (5)(9)	2.20	% (8)	2.25	% (7)	2.24%	2.24%	2.24	% (5)
Ratio of net investment income to average net assets	2.17	% (5)	2.15%		1.73%		2.27%	2.38%	4.82	% (5)
Portfolio Turnover Rate	14	% (6)	11%		29%		34%	10%	28	% (6)

(1)	The Deer Park Total Return Credit Fund Class A shares commenced operations on October 16, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(8)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(9)	Includes 0.01% for the six months ended March 31, 2021 attributed to broker margin interest expense, which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2021		Year Ended		Year Ended		Year Ended	Period Ended
Class C	(Unaudited)		September 30, 2020		September 30, 2019		September 30, 2018	September 30, 2017 (1)
Net asset value, beginning of period	$10.34		$10.94		$11.23		$11.36	$10.00
Activity from investment operations:
Net investment income (2)	0.07		0.15		0.10		0.16	0.02
Net realized and unrealized gain (loss) on investments	0.30		(0.30)		0.15		0.25	1.54
Total from investment operations	0.37		(0.15)		0.25		0.41	1.56
Less distributions from:
Net investment income	(0.22)		(0.44)		(0.35)		(0.39)	(0.13)
Return of capital	—		(0.01)		(0.19)		(0.15)	(0.07)
Total distributions	(0.22)		(0.45)		(0.54)		(0.54)	(0.20)
Net asset value, end of period	$10.49		$10.34		$10.94		$11.23	$11.36
Total return (3)	3.58	% (6)	(1.15)%		2.30%		3.67%	6.51	% (6)
Net assets, at end of period (000s)	$8,790		$10,637		$9,046		$4,127	$842
Ratio of gross expenses to average net assets (4)	3.10	% (5)(9)	3.15	% (8)	3.10	% (7)	3.08%	3.18	% (5)
Ratio of net expenses to average net assets	2.90	% (5)(9)	2.95	% (8)	3.00	% (7)	2.99%	2.99	% (5)
Ratio of net investment income to average net assets	1.42	% (5)	1.39%		0.95%		1.40%	0.41	% (5)
Portfolio Turnover Rate	14	% (6)	11%		29%		34%	10	% (6)

(1)	The Deer Park Total Return Credit Fund Class C shares commenced operations on April 6, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(8)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(9)	Includes 0.01% for the six months ended March 31, 2021 attributed to broker margin interest expense, which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2021		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		September 30, 2020		September 30, 2019		September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$10.38		$10.99		$11.26		$11.37	$10.65	$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.25		0.23		0.28	0.29	0.49
Net realized and unrealized gain (loss) on investments	0.30		(0.31)		0.14		0.24	0.91	0.62
Total from investment operations	0.43		(0.06)		0.37		0.52	1.20	1.11
Less distributions from:
Net investment income	(0.27)		(0.54)		(0.42)		(0.46)	(0.41)	(0.35)
Return of capital	—		(0.01)		(0.22)		(0.17)	(0.07)	(0.11)
Total distributions	(0.27)		(0.55)		(0.64)		(0.63)	(0.48)	(0.46)
Net asset value, end of period	$10.54		$10.38		$10.99		$11.26	$11.37	$10.65
Total return (3)	4.19	% (6)	(0.24)%		3.40%		4.70%	11.51%	11.32	% (6)
Net assets, at end of period (000s)	$570,137		$583,566		$591,022		$640,110	$307,380	$33,655
Ratio of gross expenses to average net assets (4)	2.10	% (5)(9)	2.15	% (8)	2.10	% (7)	2.08%	2.18%	3.00	% (5)
Ratio of net expenses to average net assets	1.90	% (5)(9)	1.95	% (8)	2.00	% (7)	1.99%	1.99%	1.99	% (5)
Ratio of net investment income to average net assets	2.42	% (5)	2.43%		2.04%		2.49%	2.64%	5.07	% (5)
Portfolio Turnover Rate	14	% (6)	11%		29%		34%	10%	28	% (6)

(1)	The Deer Park Total Return Credit Fund Class I shares commenced operations on October 16, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(8)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(9)	Includes 0.01% for the six months ended March 31, 2021 attributed to broker margin interest expense, which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021

1.	ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund commenced operations on October 16, 2015.

The Fund currently offers Class A shares, Class C shares and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which can be waived by the adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. In accordance with the Trust’s valuation policies and procedures, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub- adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser are unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Agency Mortgage Backed Securities	$—	$15,245,651	$—	$15,245,651
Non-Agency Residential Mortgage Backed Securities	—	648,341,042	—	648,341,042
U.S. Treasury Bond	—	4,055,469	—	4,055,469
Short-Term Investments	28,186,787	—	—	28,186,787
Total	$28,186,787	$667,642,162	$—	$695,828,949

*	See Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Residential Mortgage Backed Securities
Beginning Value	$408,196
Total realized gain (loss)	699,996
Appreciation (Depreciation)	(408,192)
Purchases	—
Proceeds from Sales	(700,000)
Net transfers in/out of level 3	—
Ending Value	$—

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

Interest Only Securities – The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. IO and PO mortgage -backed securities may be illiquid. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with securities traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Option Transactions – The Fund is subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Fund to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. For the six months ended March 31, 2021, the Fund had realized gains of $314,136 from options written contracts as disclosed on the Statement of Operations.

There were no derivative instruments outstanding as of March 31, 2021 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

As of March 31, 2021, the net change in unrealized appreciation on option written contracts was $0

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Credit Facility – Effective July 14, 2016, the Fund entered into a revolving, uncommitted $50,000,000 line of credit with Union Bank (the “Revolving Credit Agreement”) which expired on September 28, 2020. Effective September 29, 2020, the Fund entered into a third amended and restated loan agreement, dated March 26, 2020, with a $72,000,000 line credit. Borrowings under the Revolving Credit Agreement bore interest at Prime Rate minus 1% per month. There are no fees charged on the

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

unused portion of the line of credit. For the six months September 30, 2020 through March 31, 2021, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $72,000,000; (b) 20% of the gross market value of the Fund.

The fund had no line of credit transactions for the six months ended March 31, 2021.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open September 30, 2018 through September 30, 2020 tax years, or expected to be taken in the Fund’s September 30, 2021 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk would exist if that part of the Fund’s cash were held at the broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Mortgage-backed and Asset Back Securities Risk – The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

Libor Risk – Instruments in which the Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. In July 2017, the United Kingdom’s Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $108,222,576 and $93,497,576, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the primary sub-adviser (the “Sub-Adviser”) to the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.84% of the Fund’s average daily net assets. For the six months ended March 31, 2021, the Fund incurred $6,352,128 in advisory fees of which $967,237 is payable as of March 31, 2021 and included in the Statement of Assets and Liabilities under the Liabilities section.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2022, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser))), not incurred in the ordinary course of the Fund’s business) do not exceed 2.14% per annum of Class A average daily net assets, 2.89% per annum of Class C average daily net assets, and 1.89% per annum of Class I average daily net assets (the “expense limitation”). Prior to December 22, 2019, expenses incurred by the Fund were not allowed to exceed 2.24% per annum of Class A average daily net assets, 2.99% per annum of Class C average daily net assets, and 1.99% per annum of Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

similar agreement). The Board may terminate the Waiver Agreement at any time.

For the six months ended March 31, 2021, the Adviser waived fees of $703,351 pursuant to the Waiver Agreement.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2021	9/30/2022	9/30/2023
$480,246	$756,882	$1,320,975

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2021, the Fund paid $137,026 and $49,547 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended March 31, 2021, the Distributor received $47,008 from front-end sales charges of which $8,413 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2020 and September 30, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2020	September 30, 2019
Ordinary Income	$32,188,215	$27,454,256
Long-Term Capital Gain	—	—
Return of Capital	349,228	14,129,369
	$32,537,443	$41,583,625

As of September 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(22,275,503)	$(51,227,109)	$—	$32,167,340	$(41,335,272)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $22,275,503.

At September 30, 2020, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

			Capital Loss
Non-Expiring	Non-Expiring		Carryforward
Short-Term	Long-Term	Total	Limitation
$20,351,848	$5,036,371	$25,388,219	$25,838,890

As a result of the acquisition of another Fund, $8,391,584 and $17,447,306 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $112,216 under tax rules.

Permanent book and tax differences, primarily attributable to tax adjustments for non-deductible expenses, resulted in reclassifications for the year ended September 30, 2020 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(52,707)	$52,707

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2021

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$648,154,754	$69,967,366	$(22,293,171)	$47,674,195

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

	Dividend Per Share	Record Date	Payable Date
Class A	0.0428	4/28/2021	4/29/2021
Class C	0.0362	4/28/2021	4/29/2021
Class I	0.0450	4/28/2021	4/29/2021

Class A	0.0430	5/26/2021	5/27/2021
Class C	0.0370	5/26/2021	5/27/2021
Class I	0.0450	5/26/2021	5/27/2021

Deer Park Total Return Credit Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2021

As a shareholder of the Deer Park Total Return Credit Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses

The “Actual” Expenses in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical Expenses” in the table below provides information about hypothetical account values and hypothetical expenses based on the Deer Park Total Return Credit Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/20	3/31/21	10/1/20 – 3/31/21	10/1/20 – 3/31/21
Class A	$1,000.00	$1,040.60	$10.93	2.15%
Class C	1,000.00	1,035.80	14.71	2.90
Class I	1,000.00	1,041.90	9.67	1.90

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/20	3/31/21	10/1/20 – 3/31/21	10/1/20 – 3/31/21
Class A	$1,000.00	$1,014.22	$10.79	2.15%
Class C	1,000.00	1,010.48	4.53	2.90
Class I	1,000.00	1,015.46	9.54	1.90

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

Deer Park Total Return Credit Fund
Additional Information (Unaudited)
March 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the semi-annual period ended March 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT SUB-ADVISER
Deer Park Road Management Company, LP
1195 Bangtail Way
Steamboat Springs, CO 80487

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

DEERPARK-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/8/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/8/21